Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2018
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
22.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)

Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.

Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Basic weighted average number of shares outstanding	443,191	441,784	442,961	441,635
Effect of dilutive securities
Share purchase options	175	275	131	277
Restricted share units	404	311	361	256

Diluted weighted average number of shares outstanding	443,770	442,370	443,453	442,168

The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$26.46 (six months - Cdn$26.01), compared to Cdn$27.46 (six months - Cdn$27.48) for the comparable period in 2017.

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Share purchase options	827	1,392	1,983	1,392
Share purchase warrants	10,000	10,000	10,000	10,000

Total	10,827	11,392	11,983	11,392